Acquisition of Businesses and Asset Acquisitions (Details) - DocGo Inc. and Subsidiaries [Member]									1 Months Ended		5 Months Ended	12 Months Ended
	Aug. 19, 2024 shares	Feb. 01, 2024 shares	Aug. 19, 2023 shares	Feb. 01, 2023 shares	Aug. 19, 2022 shares	Mar. 04, 2022 USD ($)	Feb. 01, 2022 shares	Mar. 23, 2018 USD ($)	Aug. 19, 2021	Nov. 20, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 EGP (ج.م.) shares	Dec. 31, 2021 EGP (ج.م.)	Nov. 01, 2021 USD ($)	Oct. 26, 2021 USD ($)
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Cash consideration										$ 465,000	$ 323,000	$ 803,000
Percentage pay to seller										50.00%
Transaction costs											$ 1,125,522	55,800
Consideration for the transaction amount												$ 1,014,240	ج.م. 368,313
Restricted stock (in Shares) | shares												50,192	50,192
Market value per share (in Dollars per share) | $ / shares												$ 10
Fair market value												$ 516,160		ج.م. 381,687	$ 30,000	$ 655,876
Installment amount												$ 129,040		ج.م. 96,920.3
Interest percentage												6.00%		6.00%
Restricted stock (in Shares) | shares	8,386	8,387	8,387	8,387	8,387		8,258
Purchase price								$ 800,000
Aggregate purchase price												$ 2,300,000
Assumed debt												$ 428,942
Additional consideration amounting description												Additional consideration amounting to $1,000,000 will be paid at $500,000 each year on the first and second anniversary date contingent on (i) the acquired operations meeting certain performance targets and (ii) the former shareholder’s continuing employment with the Company.	Additional consideration amounting to $1,000,000 will be paid at $500,000 each year on the first and second anniversary date contingent on (i) the acquired operations meeting certain performance targets and (ii) the former shareholder’s continuing employment with the Company.
Ambulnz UK Ltd Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Outstanding shares percentage									20.00%
Transaction owns percentage									100.00%
Consideration for the transaction amount												$ 498,077	ج.م. 750,000
Century Ambulance Service, Inc. Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Paid in cash												1,300,000
Paid in cash on the closing date												600,000
LJH Ambulance Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Transaction costs												$ 1,571,419
Forecast [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Outstanding acquisition payable balance						$ 282,518